TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2017
Trade and other current payables [abstract]
Disclosure of detailed information about trade and other payables [text block]
As at December 31
(in millions of U.S. dollars)	2017	2016
Trade and other payables
Trade payables	60.9	32.0
Interest payable	6.9	8.6
Accruals	79.2	126.4
Current portion of reclamation and closure cost obligations (Note 18)	2.6	0.9
Current portion of gold stream obligation (Note 13)	24.5	-
Derivative liabilities (Note 14)	4.1	1.3
Total trade and other payables	178.2	169.2